GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income							$ 1,666,011
Net income loss								$ 14,093,567
Net cash used in operating activities					$ 1,791,748	$ 328,048	1,520,703	1,344,033
Working capital	$ 11,402,820				11,402,820		9,755,907
Accumulated deficit	225,867,206				225,867,206		226,061,409	227,727,420
Net Income (Loss) Attributable to Parent	$ (99,558)	$ 293,761	$ 1,005,212	$ 720,494	$ 194,203	$ 1,725,706	$ 1,666,011	$ (14,093,567)